Income Taxes - Summary Gross Movement in Current Income Tax Asset / (Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Net current income tax asset / (liability) at the beginning	$ 515	$ 748	$ 617
Translation differences	17	(51)	(34)
Income tax paid	863	639	975
Current income tax expense	(901)	(814)	(817)
Income tax on other comprehensive income	1	(3)	1
Reclassified under assets held for sale (refer note no 2.10)			3
Reclassified from held for sale (Refer note 2.10)			2
Income tax benefit arising on exercise of stock options	6	1	1
Tax impact on buyback expenses		1	1
Additions through business combination		(6)	(1)
Net current income tax asset / (liability) at the end	$ 501	$ 515	$ 748